Intangible assets - Valuation assumptions (Details)	12 Months Ended
Dec. 31, 2024 ha R$ / shares
Disclosure of detailed information about intangible assets [line items]
Average Exchange Rate | ha	5,400
Weighted Average Cost of Capital, Post Tax Percentage	8.91%
Weighted Average Cost of Capital, Pre-Tax Percentage	12.50%
After-tax discount rate applied to cash flow projections of both cash-generating units is higher than management's estimates	1.00%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Weighted Average Cost of Capital, Post Tax Percentage	9.91%
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Weighted Average Cost of Capital, Post Tax Percentage	8.91%
Foreign countries
Disclosure of detailed information about intangible assets [line items]
Net Average Pulp Price	684,900
Country of domicile
Disclosure of detailed information about intangible assets [line items]
Net Average Pulp Price	735,500